Financial risk management and fair values (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management And Fair Values
Schedule of interest rate profile of the Group's loans and borrowings and cash and cash equivalents

		As at June 30,		As at December 31,		As at December 31,
	Interest rates	2023	Interest rates	2023	Interest rates	2024
	%	RMB‘000%		RMB‘000%		RMB‘000
Fixed rate instrument:
Loans and borrowings	3.0%	(7,215)	3.0%	(7,259)	2.07%~3.0%	(571,265)
Cash at bank (Note 16)	3.08% ~ 5.25%	1,040,921	3.75%	103,207	2.1%~4.36%	3,517
Term deposits	0.9% ~ 5.5%	681,715	0.9% ~ 6.02%	310,759	1.05%~4.8%	409,135
		1,715,421		406,707		(158,613)
Variable rate instrument:
Restricted cash (Note 17)	0.3% ~ 1.8%	27,073	0.2% ~ 1.8%	7,970	0.1%~0.95%	1,026
Cash at bank (Note 16)	0% ~ 3.5%	5,447,716	0% ~ 5.2%	6,311,451	0%~4.31%	6,320,139
		5,474,789		6,319,421		6,321,165

Schedule of exposure to foreign currencies

	Exposure to foreign currencies
	As at June 30, 2023
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	61,922	—	—	—	—
Cash and cash equivalents	455,032	6,677	5,100	2,429	3
Term deposits	344	—	—	—	—
Trade and other payables	(83,094)	(4,664)	(13,950)	—	—
Net exposure arising from recognized assets and liabilities	434,204	2,013	(8,850)	2,429	3

	Exposure to foreign currencies
	As at December 31, 2023
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	141,973	20	23,814	—	3,889
Cash and cash equivalents	309,966	37,492	7,868	3,068	19
Term deposits	35,712	—	—	—	—
Trade and other payables	(82,669)	(5,151)	(11,401)	(820)	(930)
Net exposure arising from recognized assets and liabilities	404,982	32,361	20,281	2,248	2,978

	Exposure to foreign currencies
	As at December 31, 2024
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other receivables	189,003	43,965	66,782	—	18
Cash and cash equivalents	173,001	93,281	2,112	8,928	1,687
Term deposits	359	—	—	—	—
Trade and other payables	(84,422)	(6,797)	(14,616)	(5,616)	(515)
Net exposure arising from recognized assets and liabilities	277,941	130,449	54,278	3,312	1,190

Schedule of Group's financial assets that are measured at fair value

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2023 categorized into
	2023	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investments in trust investment schemes	205,329	—	205,329	—
- Investment in an unlisted Partnership Enterprise	73,870	—	73,870	—

	Fair value at	Fair value measurements as at
	December 31,	December 31, 2023 categorized into
	2023	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investments in trust investment schemes	202,866	—	202,866	—
- Investment in a wealth management product	50,000	—	50,000	—
- Investment in an unlisted Partnership Enterprise	90,603	—	—	90,603

	Fair value at	Fair value measurements as at
	December 31,	December 31, 2024 categorized into
	2024	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investment in structured deposit	100,000	—	100,000	—
- Investment in an unlisted Partnership Enterprise	123,399	—	—	123,399

Currency risk
Disclosure Of Financial Risk Management And Fair Values
Schedule of instantaneous change in the Group's profit after tax (and retained profits) and other components of consolidated equity that would arise if foreign exchange rates to which the Group has significant exposure at the end of each reporting period had changed at that date, assuming all other risk variables remained constant

	As at June 30, 2023			As at December 31, 2023		As at December 31, 2024
		Effect on			Effect on		Effect on
	Increase/	profit for the		Increase/	profit for the	Increase/	profit for the
	(decrease) in	year and		(decrease) in	period and	(decrease) in	year and
	foreign	retained		foreign	retained	foreign	retained
	exchange rates	earnings		exchange rates	earnings	exchange rates	earnings
		RMB’000			RMB’000		RMB’000
United States Dollars	1%	4,324		1%	3,375	1%	2,311
	(1)%	(4,324)		(1)%	(3,375)	(1)%	(2,311)
Euros	1%	19		1%	270	1%	1,089
	(1)%	(19)		(1)%	(270)	(1)%	(1,089)
Hong Kong Dollars	1%	(89)		1%	208	1%	561
	(1)%	89		(1)%	(208)	(1)%	(561)
Renminbi	1%	20		1%	19	1%	31
	(1)%	(20)		(1)%	(19)	(1)%	(31)
Others	1%	—	*	1%	25	1%	10
	(1)%	—	*	(1)%	(25)	(1)%	(10)

Note:

*	The amount was less than RMB1,000.

Liquidity risk
Disclosure Of Financial Risk Management And Fair Values
Schedule of remaining contractual maturities at the end of the years presented of the Group's financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay

		More	More
		than 1	than 2			Carrying
	Within	year but	year but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,019,302	—	—	—	3,019,302	3,019,302
Loans and borrowings	216	918	6,716	—	7,850	7,215
Lease liabilities	334,778	259,948	260,188	110,215	965,129	885,734
	3,354,296	260,866	266,904	110,215	3,992,281	3,912,251

		More	More
		than 1	than 2			Carrying
	Within	year but	year but	More		amount at
	1 year or	less than	less than	than 5		December 31,
	on demand	2 years	5 years	years	Total	2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,389,826	—	12,411	—	3,402,237	3,402,237
Loans and borrowings	935	2,360	4,497	—	7,792	7,259
Lease liabilities	457,747	403,679	399,187	102,502	1,363,115	1,245,305
	3,848,508	406,039	416,095	102,502	4,773,144	4,654,801

		More than	More than			Carrying
	Within	1 year but	2 year but			amount at
	1 year or	less than	less than	More than		December 31,
	on demand	2 years	5 years	5 years	Total	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other payables	3,943,988	—	59,842	—	4,003,830	4,003,830
Loans and borrowings	577,913	2,257	2,193	—	582,363	571,265
Lease liabilities	652,942	667,829	947,046	682,653	2,950,470	2,538,494

	5,174,843	670,086	1,009,081	682,653	7,536,663	7,113,589